Capital adequacy	12 Months Ended
Dec. 31, 2019
Capital adequacy
36 Capital adequacy
The Bank is subject to the Basel III framework, as implemented in Switzerland, as well as Swiss legislation and regulations for systemically important banks (Swiss Requirements). The Bank, which is subject to regulation by FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
> Refer to “Note 37 – Capital adequacy” in VI – Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2019 and 2018, the Bank’s capital position exceeded its capital requirements under the regulatory provisions outlined under Swiss Requirements.
Swiss metrics
	Phase-in
end of	2019	2018
Swiss capital (CHF million)
Swiss CET1 capital	41,899	38,810
Going concern capital	56,924	51,634
Gone concern capital	38,574	35,683
Total loss-absorbing capacity (TLAC)	95,498	87,317
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	291,650	286,682
Leverage exposure	915,814	885,854
Swiss capital ratios (%)
Swiss CET1 ratio	14.4	13.5
Going concern capital ratio	19.5	18.0
Gone concern capital ratio	13.2	12.4
TLAC ratio	32.7	30.5
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.6	4.4
Going concern leverage ratio	6.2	5.8
Gone concern leverage ratio	4.2	4.0
TLAC leverage ratio	10.4	9.9
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.68	9.46
Going concern capital ratio requirement	13.58	12.86
Gone concern capital ratio requirement	11.6	8.9
TLAC ratio requirement	25.18	21.76
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.2	2.9
Going concern leverage ratio requirement	4.5	4.0
Gone concern leverage ratio requirement	4.0	3.0
TLAC leverage ratio requirement	8.5	7.0
Broker-dealer operations
Certain of the Bank’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2019 and 2018, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
As of December 31, 2019 and 2018, Credit Suisse AG was not subject to restrictions on its ability to pay the proposed dividends.